Business Segment Information (Schedule Of Earnings Before Income Tax) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Consolidated EBIT	$ 74,000,000	$ 79,500,000	$ 73,600,000
Less: Interest expense	(2,340,000)	(2,493,000)	(3,977,000)
Earnings before income tax	71,684,000	76,958,000	69,665,000
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	46,200,000	54,300,000	67,400,000
Test [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	14,000,000	18,600,000	12,200,000
Filtration [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	38,000,000	30,800,000	19,500,000
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT	$ (24,200,000)	$ (24,200,000)	$ (25,500,000)